Changes in Capital Accounts, Tender Offer for Exchange of Shares (Details) $ / shares in Units, $ in Thousands													6 Months Ended
	Mar. 15, 2023 USD ($) shares	Mar. 01, 2023 USD ($)	Jan. 26, 2023 USD ($) $ / shares	Jan. 25, 2023 USD ($)	Jan. 20, 2023 USD ($)	Jan. 19, 2023 USD ($)	Jan. 13, 2023 USD ($)	Jan. 12, 2023 USD ($)	Jan. 11, 2023 USD ($)	Oct. 19, 2022 USD ($)	Oct. 17, 2022 USD ($) $ / shares shares	Jan. 27, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares Class shares	Jun. 30, 2022 USD ($)	Feb. 28, 2023 $ / shares	Feb. 13, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 15, 2022 $ / shares	Jun. 01, 2022 $ / shares	Dec. 31, 2021 $ / shares shares
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, shares that can be exchanged (in shares) | shares																				271,078
Common stock, par value (in dollars per share) | $ / shares													$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares													$ 0.01				$ 0.01
Common stock, number of shares tendered for exchange (in shares) | shares												188,974
Payment of dividends on preferred shares													$ 951
Accrued dividends payable														$ 328
Repayment of related party loan										$ 70
Preferred stock, shares authorized (in shares) | shares													25,000,000				25,000,000
Net proceeds from conversion of Series B to Series C Preferred Shares	$ 482												$ 482	1,338
Deemed dividend to aggregate measurement of down round feature													$ 9,809	0
Unsecured Credit Facility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Interest rate													9.00%
Related Party [Member] | Mango [Member] | Unsecured Credit Facility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Interest rate													9.00%
Series B Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Common stock, shares that can be exchanged (in shares) | shares											657,396		0
Preferred stock, par value (in dollars per share) | $ / shares																				$ 0.01
Preferred stock, shares issued upon exchange for each common share (in shares) | shares																				4.2
Dividend rate percentage													4.00%
Number of trading days used to calculate volume-weighted average price of common stock													10 days
Preferred stock, conversion price per share (in dollars per share) | $ / shares																$ 7.5				$ 7.5
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares																				25
Preferred stock, redemption period													15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares																				25
Shares issued (in shares) | shares												793,657
Aggregate liquidation preference												$ 19,841
Payment of dividends on preferred shares													$ 29	0
Dividends paid per share (in dollars per share) | $ / shares													$ 0.5
Accrued dividends payable													$ 2	328
Common stock, shares exchanged (in shares) | shares											657,396
Preferred stock, cash conversion price											$ 4,930
Preferred stock, shares authorized (in shares) | shares													1,200,000
Number of Series B Preferred Shares that can be converted into Series C Preferred Shares (in shares) | shares	1
Series B Preferred Shares converted into Series C Preferred Shares (in shares) | shares	85,535
Fair value of preferred stock																	$ 18,030
Preferred stock, excess value of shares over fair value of shares exchanged													$ 9,271
Preferred stock, per share excess value of shares over fair value of shares exchanged (in dollars per share) | $ / shares													$ 11.68
Series B Preferred Stock [Member] | Cost of Equity [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input													0.1107
Series B Preferred Stock [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input													0.77
Series B Preferred Stock [Member] | Risk Free Rate [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input													0.0166
Series B Preferred Stock [Member] | Treasury Yield [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input													5 years
Series B Preferred Stock [Member] | Common Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input | $ / shares													3.09
Series B Preferred Stock [Member] | Expected Life [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion term													4 years
Series B Preferred Stock [Member] | Level 1 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of common shares exchanged													$ 8,759
Series B Preferred Stock [Member] | Non-Recurring Basis [Member] | Level 3 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of preferred stock												$ 18,030
Series B Preferred Stock [Member] | Related Party [Member] | Aliki Paliou [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Shares issued (in shares) | shares												657,396
Series B Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Shares issued (in shares) | shares												28,171
Series C Preferred Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.01
Dividend rate percentage													5.00%
Number of trading days used to calculate volume-weighted average price of common stock													10 days
Preferred stock, conversion price per share (in dollars per share) | $ / shares			$ 2.6												$ 1.36		$ 3.51	$ 7.5		$ 0.5
Number of shares issued upon conversion (in shares) | shares																2				2
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares											$ 25									$ 25
Preferred stock, redemption period													15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares																				25
Shares issued (in shares) | shares											1,314,792
Aggregate liquidation preference											$ 32,870
Payment of dividends on preferred shares													$ 922	922
Dividends paid per share (in dollars per share) | $ / shares													$ 0.625
Accrued dividends payable													$ 87	0
Preferred stock, cash conversion price											$ 4,930
Preferred stock, shares authorized (in shares) | shares											1,587,314		1,587,314
Series C Preferred Shares issued upon conversion of Series B Preferred Shares (in shares) | shares	171,070
Period after date of original issuance that shares can be converted to common shares													6 months
Multiplier used to determine number of votes													10
Number of voting classes | Class													1
Maximum percentage of authorized preferred shares outstanding for mandatory conversion													25.00%
Percentage of common stock conversion price													130.00%
Maximum percentage of authorized preferred shares outstanding for redemption in shares of common stock													25.00%
Fair value of preferred stock																	$ 26,809
Preferred stock, excess value of shares over fair value of shares exchanged													$ 6,944
Preferred stock, per share excess value of shares over fair value of shares exchanged (in dollars per share) | $ / shares													$ 5.28
Deemed dividend to aggregate measurement of down round feature		$ 5,391	$ 171	$ 1,486	$ 486	$ 250	$ 39	$ 447	$ 1,539				$ 9,809
Series C Preferred Stock [Member] | Cost of Equity [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input													0.1038
Series C Preferred Stock [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input													0.89
Series C Preferred Stock [Member] | Risk Free Rate [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input													0.0423
Series C Preferred Stock [Member] | Treasury Yield [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input													5 years
Series C Preferred Stock [Member] | Common Stock [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input | $ / shares													0.31
Series C Preferred Stock [Member] | Expected Life [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion term													4 years
Series C Preferred Stock [Member] | Level 1 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of common shares exchanged													$ 14,935
Series C Preferred Stock [Member] | Non-Recurring Basis [Member] | Level 3 [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Fair value of preferred stock											$ 26,809
Series C Preferred Stock [Member] | Minimum [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Preferred stock, conversion price per share (in dollars per share) | $ / shares																				$ 0.5
Period after date of original issuance of Series B Preferred Shares that liquidation preference will be established													1 year
Series C Preferred Stock [Member] | Minimum [Member] | Expected Life [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion term													1 year
Series C Preferred Stock [Member] | Minimum [Member] | Level 3 [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input													0.8683
Series C Preferred Stock [Member] | Maximum [Member] | Expected Life [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Conversion term													5 years
Series C Preferred Stock [Member] | Maximum [Member] | Level 3 [Member] | Expected Volatility [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Measurement input													1.1814
Series C Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Tender Offer to Exchange Common Shares for Shares of Preferred Stock [Abstract]
Payment of dividends on preferred shares													$ 822	$ 0
Accrued dividends payable													$ 68